PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [abstract]
Depreciation expense	$ 7	$ 6	$ 6
Acquisitions through business combinations	$ 28
Additions acquired through a business combination		$ 1